Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—94.6%
Communication Services—22.0%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	$7,275	$6,438
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,535	1,600
AMC Networks, Inc. 4.750%, 12/15/22	745	722
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,365
CCO Holdings LLC
144A 5.875%, 5/1/27(1)	1,785	1,838
144A 4.750%, 3/1/30(1)	855	853
144A 4.500%, 8/15/30(1)	2,728	2,673
CenturyLink, Inc.
6.750%, 12/1/23	1,850	1,966
7.500%, 4/1/24	1,310	1,434
7.600%, 9/15/39	504	489
7.650%, 3/15/42	400	388
Cincinnati Bell, Inc. 144A 8.000%, 10/15/25(1)	2,585	2,650
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(1)	1,055	1,060
CSC Holdings LLC
144A 7.750%, 7/15/25(1)	720	749
144A 5.500%, 4/15/27(1)	1,140	1,180
144A 6.500%, 2/1/29(1)	985	1,062
Fox Corp. 3.500%, 4/8/30	399	398
Frontier Communications Corp. 144A 8.000%, 4/1/27(1)	2,025	1,997
Intelsat Jackson Holdings S.A. 144A 8.000%, 2/15/24(1)	1,315	1,271
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,770	2,729
Level 3 Financing, Inc.
5.375%, 8/15/22	1,118	1,124
5.375%, 5/1/25	755	751
Netflix, Inc. 144A 4.875%, 6/15/30(1)	772	784
Quebecor Media, Inc. 5.750%, 1/15/23	463	470
Sirius XM Radio, Inc.
144A 5.375%, 4/15/25(1)	1,420	1,434
144A 5.500%, 7/1/29(1)	282	288
Sprint Communications, Inc.
11.500%, 11/15/21	3,535	3,897
9.250%, 4/15/22	280	300
Sprint Corp. 7.625%, 2/15/25	950	1,051
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	2,200	2,046
T-Mobile USA, Inc.
6.000%, 4/15/24	2,975	3,020
6.500%, 1/15/26	865	908
ViacomCBS, Inc. 6.250%, 2/28/57	830	714
Videotron Ltd. 144A 5.375%, 6/15/24(1)	463	465
WMG Acquisition Corp. 144A 5.000%, 8/1/23(1)	600	596
Ziggo B.V. 144A 5.500%, 1/15/27(1)	2,650	2,650
	Par Value	Value
Communication Services—continued
Ziggo Bond Co. B.V. 144A 5.125%, 2/28/30(1)	$785	$769
		54,129

Consumer Discretionary—10.1%
Boyd Gaming Corp. 6.000%, 8/15/26	575	494
Carnival Corp. 3.950%, 10/15/20	300	290
Century Communities, Inc.
5.875%, 7/15/25	1,580	1,354
6.750%, 6/1/27	2,075	1,679
General Motors Co. 6.750%, 4/1/46	1,920	1,535
General Motors Financial Co., Inc. 3.250%, 1/5/23	750	694
Hilton Grand Vacations Borrower LLC 6.125%, 12/1/24	825	742
Hilton Worldwide Finance LLC 4.625%, 4/1/25	778	724
J.B. Poindexter & Co., Inc. 144A 7.125%, 4/15/26(1)	645	597
Las Vegas Sands Corp. 3.200%, 8/8/24	565	509
Lennar Corp.
5.875%, 11/15/24	1,391	1,407
5.000%, 6/15/27	440	403
Liberty Interactive LLC 8.250%, 2/1/30	710	522
M/I Homes, Inc. 144A 4.950%, 2/1/28(1)	745	632
Mattamy Group Corp. 144A 4.625%, 3/1/30(1)	470	404
MGM Resorts International
7.750%, 3/15/22	355	352
5.750%, 6/15/25	445	398
New Red Finance, Inc. 144A 5.000%, 10/15/25(1)	625	597
Penske Automotive Group, Inc. 5.375%, 12/1/24	910	750
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	761	752
144A 5.750%, 4/15/26(1)	1,765	1,730
PulteGroup, Inc.
4.250%, 3/1/21	1,527	1,489
5.500%, 3/1/26	1,000	986
7.875%, 6/15/32	1,105	1,215
QVC, Inc.
5.125%, 7/2/22	272	228
4.750%, 2/15/27	1,005	890
Shea Homes LP 144A 4.750%, 2/15/28(1)	765	653
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,350	1,254
William Carter Co. (The) 144A 5.625%, 3/15/27(1)	963	923
Yum! Brands, Inc. 144A 7.750%, 4/1/25(1)	700	735
		24,938

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—3.3%
JBS USA LUX S.A. 144A 5.500%, 1/15/30(1)	$1,305	$1,347
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(1)	2,225	2,236
Post Holdings, Inc. 144A 5.625%, 1/15/28(1)	710	723
Sysco Corp. 5.950%, 4/1/30	755	795
US Foods, Inc. 144A 5.875%, 6/15/24(1)	1,650	1,489
Vector Group Ltd. 144A 6.125%, 2/1/25(1)	1,815	1,652
		8,242

Energy—7.8%
Antero Midstream Partners LP 144A 5.750%, 3/1/27(1)	745	477
Antero Resources Corp. 5.375%, 11/1/21	800	582
Apergy Corp. 6.375%, 5/1/26	1,147	883
Callon Petroleum Co. 6.375%, 7/1/26	490	78
Centennial Resource Production LLC 144A 6.875%, 4/1/27(1)	155	38
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	2,075	1,821
Endeavor Energy Resources LP 144A 5.500%, 1/30/26(1)	760	525
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	655	241
Glenn Pool Oil & Gas Trust 6.000%, 8/2/21(2)	136	134
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	2,255	992
Holly Energy Partners LP 144A 5.000%, 2/1/28(1)	395	331
MEG Energy Corp.
144A 6.500%, 1/15/25(1)	1,220	772
144A 7.125%, 2/1/27(1)	930	463
Montage Resources Corp. 8.875%, 7/15/23	351	237
Murphy Oil Corp. 6.875%, 8/15/24	1,285	761
Nabors Industries Ltd.
144A 7.250%, 1/15/26(1)	832	283
144A 7.500%, 1/15/28(1)	614	196
Oasis Petroleum, Inc. 6.875%, 3/15/22	320	63
Occidental Petroleum Corp.
2.600%, 8/13/21	480	384
(3 month LIBOR + 0.950%) 2.684%, 2/8/21(3)	515	408
(3 month LIBOR + 1.250%) 2.957%, 8/13/21(3)	945	709
Series 1 4.100%, 2/1/21	830	702
Oceaneering International, Inc. 6.000%, 2/1/28	1,204	461
Parkland Fuel Corp. 144A 5.875%, 7/15/27(1)	1,515	1,420
	Par Value	Value

Energy—continued
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	$330	$224
Rockies Express Pipeline LLC 144A 4.950%, 7/15/29(1)	830	490
Tallgrass Energy Partners LP 144A 6.000%, 3/1/27(1)	825	437
Targa Resources Partners LP 6.500%, 7/15/27	158	135
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	809	697
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	920	736
USA Compression Partners LP 6.875%, 4/1/26	958	599
Viper Energy Partners LP 144A 5.375%, 11/1/27(1)	1,670	1,403
WPX Energy, Inc.
8.250%, 8/1/23	680	500
5.250%, 10/15/27	1,710	941
		19,123

Financials—16.7%
Ally Financial, Inc.
5.125%, 9/30/24	1,380	1,345
5.750%, 11/20/25	1,370	1,340
8.000%, 11/1/31	2,365	2,719
Ascent Resources Utica Holdings LLC 144A 10.000%, 4/1/22(1)	865	463
Berkley (W.R.) Corp. 4.625%, 3/15/22	183	157
C&W Senior Financing DAC 144A 6.875%, 9/15/27(1)	550	474
CCO Holdings LLC
144A 5.000%, 2/1/28(1)	950	954
144A 4.500%, 5/1/32(1)	1,115	1,087
Cimpress plc 144A 7.000%, 6/15/26(1)	3,400	2,992
Comstock Resources, Inc. 9.750%, 8/15/26	332	236
Credit Acceptance Corp.
6.625%, 3/15/26	1,362	1,287
144A 5.125%, 12/31/24(1)	725	660
Dell International LLC 144A 8.350%, 7/15/46(1)	240	282
Ford Motor Credit Co. LLC 5.596%, 1/7/22	670	648
General Motors Financial Co., Inc. 3.450%, 1/14/22	830	776
Hilcorp Energy I LP
144A 5.000%, 12/1/24(1)	790	363
144A 5.750%, 10/1/25(1)	3,015	1,387
ILFC E-Capital Trust I 144A 3.330%, 12/21/65(1)(3)	1,390	636
Level 3 Financing, Inc.
5.125%, 5/1/23	620	609
144A 4.625%, 9/15/27(1)	855	850
Nationstar Mortgage Holdings, Inc.
144A 8.125%, 7/15/23(1)	545	533
144A 9.125%, 7/15/26(1)	540	489
144A 6.000%, 1/15/27(1)	1,205	1,024
Nexstar Broadcasting, Inc 144A 5.625%, 7/15/27(1)	1,724	1,685

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Provident Funding Associates LP 144A 6.375%, 6/15/25(1)	$1,415	$1,185
Quicken Loans, Inc.
144A 5.750%, 5/1/25(1)	3,315	3,298
144A 5.250%, 1/15/28(1)	635	621
Radian Group, Inc.
4.500%, 10/1/24	1,208	1,190
4.875%, 3/15/27	1,420	1,399
Refinitiv US Holdings, Inc. 144A 6.250%, 5/15/26(1)	2,790	2,881
Silversea Cruise Finance Ltd. 144A 7.250%, 2/1/25(1)	587	499
Springleaf Finance Corp. 7.750%, 10/1/21	405	405
Sprint Capital Corp. 8.750%, 3/15/32	1,870	2,473
Starwood Property Trust, Inc. 5.000%, 12/15/21	1,660	1,519
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22	720	660
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	1,809	1,465
US Airways, Inc. Pass-Through-Trust 2012-2, B 6.750%, 6/3/21	696	674
		41,265

Health Care—11.8%
AMN Healthcare, Inc. 144A 5.125%, 10/1/24(1)	760	730
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	1,940	2,025
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	1,370	1,384
144A 5.500%, 3/1/23(1)	481	471
144A 7.000%, 3/15/24(1)	900	922
144A 9.000%, 12/15/25(1)	2,410	2,541
144A 5.750%, 8/15/27(1)	1,330	1,369
Centene Corp.
144A 5.250%, 4/1/25(1)	1,105	1,122
144A 5.375%, 6/1/26(1)	1,345	1,385
144A 5.375%, 8/15/26(1)	1,490	1,520
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	900	918
DaVita, Inc. 5.000%, 5/1/25	2,635	2,632
HCA, Inc. 7.500%, 11/15/95	785	785
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(1)	550	555
IQVIA, Inc.
144A 5.000%, 10/15/26(1)	995	1,015
144A 5.000%, 5/15/27(1)	435	445
MEDNAX, Inc.
144A 5.250%, 12/1/23(1)	1,045	852
144A 6.250%, 1/15/27(1)	1,780	1,428
Owens & Minor, Inc. 3.875%, 9/15/21	302	288
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,533	1,525
Select Medical Corp. 144A 6.250%, 8/15/26(1)	925	925
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp. 4.625%, 7/15/24	$1,885	$1,795
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	2,625	2,579
		29,211

Industrials—10.3%
AECOM 5.875%, 10/15/24	1,405	1,373
Allison Transmission, Inc. 144A 5.000%, 10/1/24(1)	1,565	1,518
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	735	592
Boeing Co. (The)
8.750%, 8/15/21	1,230	1,258
2.350%, 10/30/21	290	277
CSC Holdings LLC 144A 10.875%, 10/15/25(1)	4,027	4,339
Delta Air Lines, Inc. 3.800%, 4/19/23	2,070	1,945
Gates Global LLC 144A 6.250%, 1/15/26(1)	855	757
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	491	470
IAA, Inc. 144A 5.500%, 6/15/27(1)	535	518
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(1)	1,435	1,370
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	780	690
Quad 7.000%, 5/1/22	570	470
Ritchie Bros. Auctioneers, Inc. 144A 5.375%, 1/15/25(1)	645	652
Sensata Technologies B.V. 144A 5.000%, 10/1/25(1)	470	445
Sensata Technologies UK Financing Co. plc 144A 6.250%, 2/15/26(1)	1,130	1,107
TransDigm UK Holdings plc 6.875%, 5/15/26	1,130	1,051
TransDigm, Inc.
7.500%, 3/15/27	485	467
144A 6.250%, 3/15/26(1)	1,960	1,950
144A 5.500%, 11/15/27(1)	460	413
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	429	390
Vizient, Inc. 144A 6.250%, 5/15/27(1)	732	731
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	533
WESCO Distribution, Inc. 5.375%, 6/15/24	700	595
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	1,460	1,428
		25,339

Information Technology—3.1%
Dell International LLC
144A 7.125%, 6/15/24(1)	1,180	1,218
144A 8.100%, 7/15/36(1)	655	753

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
EMC Corp. 2.650%, 6/1/20	$280	$278
PTC, Inc.
144A 3.625%, 2/15/25(1)	650	608
144A 4.000%, 2/15/28(1)	1,120	1,076
Sabre GLBL, Inc. 144A 5.375%, 4/15/23(1)	240	220
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	419	402
Sensata Technologies, Inc. 144A 4.375%, 2/15/30(1)	440	396
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	845	871
VeriSign, Inc. 5.250%, 4/1/25	1,320	1,350
Xerox Corp. 4.500%, 5/15/21	380	375
		7,547

Materials—3.8%
Axalta Coating Systems LLC 144A 4.875%, 8/15/24(1)	3,035	2,914
Big River Steel LLC 144A 7.250%, 9/1/25(1)	905	823
Freeport-McMoRan, Inc.
3.875%, 3/15/23	1,460	1,391
4.550%, 11/14/24	705	666
4.125%, 3/1/28	940	823
5.450%, 3/15/43	284	254
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(1)	1,003	995
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	930
144A 6.500%, 3/15/27(1)	660	624
		9,420

Real Estate—4.5%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,477	2,010
Crown Castle International Corp. 3.300%, 7/1/30	997	989
Equinix, Inc. 5.875%, 1/15/26	860	878
Howard Hughes Corp. (The) 144A 5.375%, 3/15/25(1)	1,775	1,717
iStar, Inc. 4.750%, 10/1/24	1,425	1,197
Realogy Group LLC 144A 5.250%, 12/1/21(1)	1,340	1,246
SBA Communications Corp.
4.000%, 10/1/22	1,057	1,057
4.875%, 9/1/24	905	917
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,160	1,064
		11,075

Utilities—1.2%
Dominion Energy, Inc. 3.375%, 4/1/30	564	558
	Par Value	Value

Utilities—continued
NextEra Energy Operating Partners LP 144A 4.250%, 7/15/24(1)	$1,925	$1,877
NRG Energy, Inc. 7.250%, 5/15/26	480	503
		2,938

Total Corporate Bonds and Notes (Identified Cost $254,007)		233,227

Leveraged Loans(3)—1.9%
Aerospace—0.3%
American Airlines, Inc. 2017, Tranche B (1 month LIBOR + 2.000%) 2.941%, 4/28/23	1,024	827
Energy—0.3%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 5.739%, 11/3/25	828	455
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.239%, 6/24/24	828	348
		803

Financial—0.1%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 7.739%, 6/30/22(4)	439	167
Gaming / Leisure—0.2%
Eldorado Resorts, Inc. (6 month LIBOR + 2.250%) 3.250%, 4/17/24	443	388
Media / Telecom - Telecommunications—0.4%
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	1,012	958
Media / Telecom - Wireless Communications—0.6%
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 3.500%, 2/2/24	1,392	1,381
Total Leveraged Loans (Identified Cost $5,693)		4,524

See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stock—0.0%
	Energy—0.0%
Templar Energy LLC Class A(2)(5)	134,055	$1
	Total Common Stock (Identified Cost $4,781)	1

	Total Long-Term Investments—96.5% (Identified Cost $264,481)	237,752

	TOTAL INVESTMENTS—96.5% (Identified Cost $264,481)	$237,752
	Other assets and liabilities, net—3.5%	8,721
	NET ASSETS—100.0%	$246,473

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $142,829 or 57.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Non-income producing.

Country Weightings†
United States	82%
Canada	5
Netherlands	4
Luxembourg	4
Ireland	2
Cayman Islands	1
United Kingdom	1
Other	1
Total Investments	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$233,227	$233,093	$134
Leveraged Loans	4,524	4,524	—
Equity Securities:
Common Stock	1	—	1
Total Investments	$237,752	$237,617	$135
There were no securities valued using quoted prices (Level 1) at March 31, 2020.
Securities held by the Fund with an end of period value of $167 were transferred from Level 3 to Level 2 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
See Notes to Schedule of Investments

SEIX HIGH YIELD FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.